Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Liabilities
Other Current Liabilities
As at December 31 December 31
millions of dollars

2022 2021
Accrued charges $

174 $

157
Nova Scotia Cap-and-Trade Program provision (note 7)

172 -

Accrued interest on long-term debt

97

75
Pension and post-retirement liabilities (note 21)

33

27
Sales and other taxes payable

14

6
Income tax payable

9

6
Other

80

95
$

579 $

366